RECAPITALIZATION, Public and Private Placement Warrants, TMTG Earnout Shares (Q1) (Details) - $ / shares				3 Months Ended
	Mar. 26, 2024	Feb. 07, 2024	Sep. 08, 2021	Mar. 31, 2024	Mar. 25, 2024
Earnout Shares [Abstract]
Issuance of earnout shares (in shares)				40,000,000	40,000,000
Number of shares issued (in shares)				100,000,000
Maximum [Member]
Earnout Shares [Abstract]
Discounted risk-free rate				4.70%
Minimum [Member]
Earnout Shares [Abstract]
Discounted risk-free rate				4.31%
Tranche One [Member]
Earnout Shares [Abstract]
Number of shares issued (in shares)				1,000,000
Stock price simulation period				1 year 6 months
Share price (in dollar per share)				$ 12.5
Number of shares issued per tranche (in shares)				15,000,000
Tranche Two [Member]
Earnout Shares [Abstract]
Stock price simulation period				2 years
Share price (in dollar per share)				$ 15
Number of shares issued per tranche (in shares)				15,000,000
Tranche Three [Member]
Earnout Shares [Abstract]
Stock price simulation period				3 years
Share price (in dollar per share)				$ 17.5
Number of shares issued per tranche (in shares)				10,000,000
Common Stock [Member]
Earnout Shares [Abstract]
Number of shares issued (in shares)				100,000,000
Digital World Acquisition Corp [Member] | Common Class A [Member]
Public and Private Placement Warrants [Abstract]
Number of units sold		3,055,000
Number of Shares Purchase (in shares)		1
Shares Issued, Price Per Share (in dollars per share)		$ 11.5
Earnout Shares [Abstract]
Number of shares issued (in shares)	87,500,000
Public Warrants [Member] | Digital World Acquisition Corp [Member] | Common Class A [Member]
Public and Private Placement Warrants [Abstract]
Number of units sold			14,375,000
Private Warrants [Member] | Digital World Acquisition Corp [Member] | Common Class A [Member]
Public and Private Placement Warrants [Abstract]
Number of units sold			566,742